                                                   -----------------------------
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                                                   -----------------------------
                                                   OMB Number:         3235-0006
                                                   Expires:    February 28, 1997
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                                                   Hours per response......24.60
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

     Michael B. Elefante
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street     Boston,        MA       02109
     Business Address          (Street)         (City)     (State)     (Zip)

     (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                         Form and that the submission of
   any amendment represents that all unamended items, statements and schedules remain true, correct and
                        complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2008.


                                              Michael B. Elefante
                                              ----------------------------------
                                              (Name of Institutional
                                              Investment Manager)


                                              ----------------------------------
                                              (Manual Signature of Person
                                              Duly Authorized to Submit
                                              This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                     13F File No.:
-----                         -------------   -----                     -------------
1. Brian C. Broderick (12)*   28-11136        6. U. S. Trust Company,      28-4052
2. Timothy F. Fidgeon         28-06169           N. A.
3. Fiduciary Trust Company    28-471          7.
4. Gannett, Welsh & Kotler    28-4145         8.
5. Kurt F. Somerville (32)*   28-10379        9.
                                              10.

* Refers to manager number on attached detail in Item 7.

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
ABB LTD                  SPONSORED ADR   000375204      240261    8925            XX                 3450
                                                                                  XX      32         5475
A F L A C INC            COMMON STOCK    001055102     2178423   33540            XX                 6870
                                                                                  XX      12         1500
                                                                                  XX      32        21120
                                                                                  XX   12,32         1050
                                                                                  XX   32,35         3000
A E S CORP               COMMON STOCK    00130H105      416750   25000            XX                25000
AT&T INC                 COMMON STOCK    00206R102      335087    8749            XX                 6389
                                                                                  XX      32         2360
ABBOTT LABS              COMMON STOCK    002824100     1981319   35926            XX                 1250
                                                                                  XX      12         1650
                                                                                  XX      32        25526
                                                                                  XX   12,32          500
                                                                                  XX   32,35         7000
AETNA INC NEW            COMMON STOCK    00817Y108      347243    8250            XX                 8250
AMERICAN INTERNATIONAL   COMMON STOCK    026874107      400711    9265            XX                 4150
GROUP INC                                                                         XX      12          250
                                                                                  XX      32         4865
AMGEN INC                COMMON STOCK    031162100      370798    8875            XX                 1600
                                                                                  XX      12          300
                                                                                  XX      32         6975
ANALOG DEVICES, INC.     COMMON STOCK    032654105      434682   14725            XX                14725
APPLIED MATERIALS INC    COMMON STOCK    038222105      251679   12900            XX                12900
APTARGROUP INC           COMMON STOCK    038336103     3471310   89168            XX                20672
                                                                                  XX      12         3965
                                                                                  XX      32        58931
                                                                                  XX   12,32         2000
                                                                                  XX   32,35         3600
AUTOMATIC DATA           COMMON STOCK    053015103      448910   10590            XX                 1162

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
PROCESSING                                                                        XX      32         4928
                                                                                  XX   12,32         1800
                                                                                  XX   32,35         2700
B P PLC ADR              COMMON STOCK    055622104     3202320   52800            XX                13960
                                                                                  XX      12         1700
                                                                                  XX      32        31140
                                                                                  XX   12,32         1500
                                                                                  XX   32,35         4500
BANK OF AMERICA CORP     COMMON STOCK    060505104     1757697   46365            XX                10365
                                                                                  XX      12          500
                                                                                  XX      32        33700
                                                                                  XX   32,35         1800
BERKSHIRE HATHAWAY INC   CLASS B         084670207      608314     136            XX                   63
                                                                                  XX      32           58
                                                                                  XX   12,32           15
BRISTOL MYERS SQUIBB CO  COMMON STOCK    110122108      489581   22985            XX                 8485
                                                                                  XX      32        14500
CANADIAN NATIONAL        COMMON STOCK    136375102     3444008   71275            XX                16684
RAILWAY CO                                                                        XX      12         3600
                                                                                  XX      32        45291
                                                                                  XX   12,32         2200
                                                                                  XX   32,35         3500
CAPITAL ONE FINL CORP    COMMON STOCK    14040H105      275632    5600            XX                 5600
CATERPILLAR INC          COMMON STOCK    149123101      334690    4275            XX                 4275
CEDAR FAIR L P           COMMON STOCK    150185106      274234   11795            XX                11795
CHEVRON CORP             COMMON STOCK    166764100     1651801   19351            XX                  425
                                                                                  XX      32        10626
                                                                                  XX   32,35         8300

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
CISCO SYS INC            COMMON STOCK    17275R102     1493532   61998            XX                17051
                                                                                  XX      12         1000
                                                                                  XX      32        41399
                                                                                  XX   12,32         2548
COCA COLA CO             COMMON STOCK    191216100      330341    5427            XX                 3750
                                                                                  XX      32         1677
DEVRY INC                COMMON STOCK    251893103      344762    8240            XX                 8240
DOMINION RESOURCES INC   V A NEW         25746U109      952756   23329            XX                 7505
                                                                                  XX      32        15824
E I DU PONT DE NEMOURS   COMMON STOCK    263534109      545222   11660            XX                 4150
& CO                                                                              XX      12          210
                                                                                  XX      32         7300
E M C CORP               COMMON STOCK    268648102     1597318  111389            XX                32645
                                                                                  XX      12         2000
                                                                                  XX      32        71144
                                                                                  XX   12,32         3600
                                                                                  XX   32,35         2000
EMERSON ELECTRIC CO      COMMON STOCK    291011104     4165687   80950            XX                16669
                                                                                  XX      12         3500
                                                                                  XX      32        56281
                                                                                  XX   12,32         1500
                                                                                  XX   32,35         3000
ENCANA CORP              COMMON STOCK    292505104     5322574   70265            XX                24805
                                                                                  XX      12         3480
                                                                                  XX      32        36380
                                                                                  XX   12,32         2200
                                                                                  XX   32,35         3400
EXXON MOBIL CORP         COMMON STOCK    30231G102     7310588   86434            XX                11662
                                                                                  XX      12         2570
                                                                                  XX      32        69302
                                                                                  XX   12,32         2500
                                                                                  XX   32,35          400

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
FUEL CELL ENERGY INC     COMMON STOCK    35952H106       98753   14850            XX                14250
                                                                                  XX      32          600
GENERAL ELECTRIC CO      COMMON STOCK    369604103     4655673  125795            XX                36988
                                                                                  XX      12         5650
                                                                                  XX      32        76357
                                                                                  XX   12,32         2300
                                                                                  XX   32,35         4500
GENERAL MILLS INC        COMMON STOCK    370334104     1703586   28450            XX                 6050
                                                                                  XX      32        22400
GENTEX CORP              COMMON STOCK    371901109      212746   12405            XX                12405
GOOGLE INC-CL A          COMMON STOCK    38259P508      206580     469            XX                  469
GROUPE DANONE            SPONSORED       399449107     2101496  117075            XX                27800
                         ADR                                                      XX      12         4300
                                                                                  XX      32        71975
                                                                                  XX   12,32         3000
                                                                                  XX   32,35        10000
HSBC HOLDINGS PLC        SPONSORED       404280406      311423    3784            XX      32         2784
                         ADR                                                      XX   32,35         1000
HELMERICH & PAYNE INC    COMMON STOCK    423452101      276533    5900            XX                 3025
                                                                                  XX      32         2875
HONEYWELL INTERNATIONAL  COMMON STOCK    438516106      922693   16354            XX                 4500
INC                                                                               XX      32        11854
INTEL CORPORATION        COMMON STOCK    458140100     3331360  157288            XX                45040
                                                                                  XX      12         5200
                                                                                  XX      32        86148
                                                                                  XX   12,32         4400
                                                                                  XX   32,35        16500

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
INTL BUSINESS MACHINES   COMMON STOCK    459200101      984562    8551            XX                 1201
                                                                                  XX      12          650
                                                                                  XX      32         3500
                                                                                  XX   32,35         3200
INVITROGEN CORP          COMMON STOCK    46185R100     1740169   20360            XX                 5130
                                                                                  XX      12          300
                                                                                  XX      32        12530
                                                                                  XX   12,32          400
                                                                                  XX   32,35         2000
ISHARES                  S&P INDEX       464287200      202312    1530            XX                 1340
                         FUND                                                     XX      32          190
ISHARES                  MSCI EAFE       464287465      411987    5730            XX                 1590
                         INDEX FUND                                               XX      32         4140
ISHARES                  RUSSELL 2000    464287655      215728    3159            XX                 2959
                         INDEX FUND                                               XX      32          200
ISHARES                  TR RUSSELL      464287663      264824    2800            XX      32         2800
                         3000 VALUE
                         INDEX FUND
J P MORGAN CHASE & CO    COMMON STOCK    46625H100      515400   12000            XX      32        12000
JACOBS ENGINEERING       COMMON STOCK    469814107      462881    6290            XX                 6290
GROUP
JOHNSON & JOHNSON        COMMON STOCK    478160104     5475158   84402            XX                23632
                                                                                  XX      12         3050
                                                                                  XX      32        51620
                                                                                  XX   12,32         2400
                                                                                  XX   32,35         3700
KINDER MORGAN ENERGY     LTD PARTNERSHIP 494550106      283294    5180            XX                 5180

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
LINCOLN NATL CORP IND    COMMON STOCK    534187109     1724840   33170            XX                 5874
                                                                                  XX      12         1336
                                                                                  XX      32        20228
                                                                                  XX   12,32         1732
                                                                                  XX   32,35         4000
MATSUSHITA ELECTRIC INDL ADR             576879209      436371   20100            XX                 3800
                                                                                  XX      12          500
                                                                                  XX      32        14800
                                                                                  XX   32,35         1000
MERCK & CO INC           COMMON STOCK    589331107     2079736   54802            XX                12090
                                                                                  XX      12         2100
                                                                                  XX      32        38612
                                                                                  XX   12,32         2000
MICROSOFT CORP           COMMON STOCK    594918104     2664712   93894            XX                31720
                                                                                  XX      12          400
                                                                                  XX      32        49874
                                                                                  XX   12,32         1900
                                                                                  XX   32,35        10000
NOKIA CORP ADR A         COMMON STOCK    654902204     1826533   57384            XX                17199
                                                                                  XX      12         2000
                                                                                  XX      32        35785
                                                                                  XX   12,32         2400
NOBLE ENERGY INC         COMMON STOCK    655044105      320320    4400            XX                 4400
NOVARTIS AG ADR          COMMON STOCK    66987V109     2507709   48950            XX                12125
                                                                                  XX      12         1800
                                                                                  XX      32        30825
                                                                                  XX   12,32         1200
                                                                                  XX   32,35         3000
NOVO NORDISK A/S ADR     COMMON STOCK    670100205      544365    7862            XX      32         7862

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
ORACLE CORP              COMMON STOCK    68389X105     1532937   78371            XX                23490
                                                                                  XX      32        48381
                                                                                  XX   12,32         1500
                                                                                  XX   32,35         5000
PEPSICO INC              COMMON STOCK    713448108     2638621   36546            XX                10226
                                                                                  XX      12         1150
                                                                                  XX      32        24870
                                                                                  XX   12,32          300
PFIZER INC               COMMON STOCK    717081103     1361999   65074            XX                10360
                                                                                  XX      12         3600
                                                                                  XX      32        51114
PORTLAND GENERAL         COMMON STOCK    736508847     1265596   56124            XX                14199
ELECTRIC CO                                                                       XX      12         3100
                                                                                  XX      32        33825
                                                                                  XX   32,35         5000
PROCTER & GAMBLE CO      COMMON STOCK    742718109     4304610   61433            XX                 9900
                                                                                  XX      12         3045
                                                                                  XX      32        46488
                                                                                  XX   32,35         2000
QUESTAR CORP             COMMON STOCK    748356102      588224   10400            XX                10400
ROCKWELL AUTOMATION      COMMON STOCK    773903109      508167    8850            XX                 3850
INC                                                                               XX      32         5000
ROCKWELL COLLINS INC     COMMON STOCK    774341101      823074   14402            XX                 9402
                                                                                  XX      32         5000
SAN JUAN BASIN ROYALTY   COMMON STOCK    798241105      223380    6000            XX      12         2500
TRUST                                                                             XX      32         3500
SCHLUMBERGER LTD         COMMON STOCK    806857108      510255    5865            XX                 2265
                                                                                  XX      32         3100
                                                                                  XX   32,35          500

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
J M SMUCKER CO NEW       COMMON STOCK    832696405      585608   11571            XX                 6250
                                                                                  XX      32         5321
SNAP ON INC              COMMON STOCK    833034101      213570    4200            XX                 4200
SONOSITE INC             COMMON STOCK    83568G104      362653   12756            XX                 5530
                                                                                  XX      32         7226
STATE STREET CORP        COMMON STOCK    857477103     2032196   25724            XX                 4424
                                                                                  XX      12          600
                                                                                  XX      32        16100
                                                                                  XX   12,32          600
                                                                                  XX   32,35         4000
STRYKER CORP             COMMON STOCK    863667101      233204    3585            XX                 3385
                                                                                  XX      32          200
SUNCOR ENERGY INC        COMMON STOCK    867229106      232204    2410            XX                 1610
                                                                                  XX      32          800
3 M COMPANY              COMMON STOCK    88579Y101     4477516   56570            XX                 7230
                                                                                  XX      12         2910
                                                                                  XX      32        39730
                                                                                  XX   12,32         1300
                                                                                  XX   32,35         5400
UNION PACIFIC CORP       COMMON STOCK    907818108      865122    6900            XX      12          400
                                                                                  XX      32         6000
                                                                                  XX   12,32          500
UNIVERSAL FOREST         COMMON STOCK    913543104      325059   10095            XX                10095
PRODUCTS
VERISIGN INC             COMMON STOCK    92343E102      483310   14540            XX                 3240
                                                                                  XX      12          200
                                                                                  XX      32         9600
                                                                                  XX   32,35         1500

AS OF MARCH 31, 2008                      FORM 13F                      SEC FILE # MICHEAL B ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------- --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------- --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
WALGREEN CO              COMMON STOCK    931422109      271391    7125            XX                 6250
                                                                                  XX      32          875
WELLS FARGO & CO (NEW)   COMMON STOCK    949746101      389300   13378            XX      32        13378
WYETH                    COMMON STOCK    983024100      655256   15691            XX                 3200
                                                                                  XX      12          500
                                                                                  XX      32         9841
                                                                                  XX   12,32         2150
ZIMMER HOLDINGS INC      COMMON STOCK    98956P102      876470   11257            XX                 1532
                                                                                  XX      12          395
                                                                                  XX      32         6800
                                                                                  XX   12,32          530
                                                                                  XX   32,35         2000
COVIDIEN LTD             COMMON STOCK    G2552X108      210188    4750            XX                 1450
                                                                                  XX      12          300
                                                                                  XX      32         3000
WEATHERFORD INTL INC NEW COMMON STOCK    G95089101      202554    2795            XX                 2795
AGGREGATE TOTAL                                    107,632,438